Subsequent Event (Details Textual) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Dec. 28, 2020	Jan. 31, 2021	Sep. 30, 2020	Dec. 31, 2019	Sep. 03, 2019	Dec. 31, 2018
Series B-2 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Payment		$ 30.3
Subsequent Event [Member] | December 2020 Exchange Agreement
Subsequent Event [Line Items]
Exchange Agreement, warrants exercisable as a percentage of common stock issuable upon conversion of Series B-2 Preferred Stock issued in the Exchange	75.00%
Subsequent Event [Member] | December 2020 Exchange Agreement | Minimum [Member]
Subsequent Event [Line Items]
Exchange Agreement, percentage of total number of shares of common stock issued and outstanding will be held after exercise of Exchange Warrants	4.985%
Exchange Agreement, percentage of total number of shares of common stock issued and outstanding will be held after conversion of Preferred Stock	4.985%
Subsequent Event [Member] | December 2020 Exchange Agreement | Series B-2 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 1,000